Share Capital (Details) - Schedule of shares issued granted options - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employees [Member]
Share Capital (Details) - Schedule of shares issued granted options [Line Items]
Award amount (in Shares)	317,909	230,000	93,000
Exercise price range (in Dollars per share)	$ 10.08	$ 5.07	$ 5.87
Vesting period	4 years	4 years	4 years
Expiration	10 years	7 years	7 years
Directors [Member]
Share Capital (Details) - Schedule of shares issued granted options [Line Items]
Award amount (in Shares)	194,713	301,390	63,000
Exercise price range (in Dollars per share)			$ 7.74
Vesting period	4 years	4 years	4 years
Expiration	10 years	7 years	7 years
Minimum [Member] | Directors [Member]
Share Capital (Details) - Schedule of shares issued granted options [Line Items]
Exercise price range (in Dollars per share)	$ 9.12	$ 4.02
Maximum [Member] | Directors [Member]
Share Capital (Details) - Schedule of shares issued granted options [Line Items]
Exercise price range (in Dollars per share)	$ 11.06	$ 5.07